SCHEDULE OF GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-lived assets	$ 526,192,390	$ 514,564,102
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Long-lived assets		514,564,102	$ 449,727,281
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Long-lived assets	129,101,519	131,147,272
Reportable segments [member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Long-lived assets		131,147,272	107,807,334
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Long-lived assets	139,358,727	127,416,698
Reportable segments [member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Long-lived assets		127,416,698	105,448,377
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Long-lived assets	$ 257,732,144	256,000,132
Reportable segments [member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Long-lived assets		$ 256,000,132	$ 236,471,570